Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases	LeasesThe Company is obligated under certain operating leases for its facilities and office equipment. Certain facility leases contain predetermined fixed escalation of minimum rents at stated rates ranging from 1.96% to 4.00% per annum and one lease with annual escalations based on the Consumer Price Index (“CPI”). In addition, certain facility leases include renewal options that could extend the lease term for up to an additional nine years. The office equipment lease contains a renewal option that could extend the lease to consecutive 60-day terms and a purchase option.
Total Lease Costs
The following table summarizes total lease costs for the period. As the Company adopted ASC 842 as of January 1, 2022, rent expense recognized in accordance with ASC 840 is reported as operating lease cost for the comparative period in 2021.

	Three Months Ended
	March 31, 2022	March 31, 2021
Operating lease costs	$723	$811
Variable lease costs	—	—
Short-term lease costs	94	—
Total lease costs	$817	$811
Total lease costs are included in selling, general and administrative expenses and cost of sales on the condensed consolidated statements of operations and comprehensive income (loss).
Supplemental Balance Sheet Information
The following table presents supplemental balance sheet information related to the Company’s operating leases:

	March 31, 2022	December 31, 2021
Right-of-use assets	$12,985	$—

Short-term lease liabilities	$2,871	$—
Long-term lease liabilities	10,373	—
Total lease liabilities	$13,244	$—
Other Supplemental Information
The following table presents other supplemental information related to the Company’s operating leases:

Three Months Ended
March 31, 2022
Cash paid for operating lease liabilities	$607
Right-of-use assets obtained in exchange for new lease liabilities	3,629

Weighted average remaining lease term (in years)	3.2
Weighted average discount rate	4.2%
Future Lease Obligations
As of December 31, 2021, the remaining lease obligation for operating leases under ASC 840 was $26.3 million. As of March 31, 2022, the future annual minimum lease payments for operating lease liabilities are as follows:

Year	Total
Remainder of 2022	$2,183
2023	3,068
2024	2,850
2025	2,266
2026	1,631
Thereafter	3,183
Total lease payments	$15,181
Less: imputed interest	1,937
Present value of operating lease liabilities	$13,244
As of March 31, 2022, the Company had one facility lease that had not yet commenced but created significant future lease obligations in the amount of $3.9 million. The contract was determined to be an operating lease, whereby the Company is required to make rent payments prior to the lease commencement date while construction is completed on the underlying asset. Due to the nature of the work and the amount of the Company’s contribution to construction period costs, the Company was determined not to be the accounting owner of the asset under construction as the landlord had substantially all of the construction period risks.
Leases
The Company is obligated under certain operating leases for its facilities and office equipment. Certain facility leases contain predetermined fixed escalation of minimum rents at rates ranging from 1.96% to 4.00% per annum and renewal options that could extend certain leases up to an additional nine years; the office equipment lease contains a renewal option that could extend the lease to consecutive 60-day terms and a purchase option.
During the Successor 2021 Period, the Company negotiated the early termination of a lease agreement for office space located in Littleton, Colorado. With an original termination date in December 2027, the early termination reduced the Company’s total future minimum lease obligations by $1.6 million.
As of December 31, 2021, the future annual minimum lease payments for operating leases are as follows:

Year	Total
2022	$4,330
2023	4,517
2024	4,625
2025	4,015
2026	3,030
Thereafter	5,772
Total future annual minimum lease payments	$26,289
The Company records rent expense on a straight-line basis over the life of the lease. The table below presents the rent expense under all leases for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Rent expense on leases	$3,424	$1,091	$228